Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation (Tables) [Line Items]
Schedule of Fair Value of Option Granted Was Estimated on the Date of Grant Using the Binominal Option- Pricing Model	The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:
	For the years ended December 31,			For the six months ended June 30,
	2019	2020	2022	2023
	RMB	RMB	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%	1.74%	3.54%
Volatility	37.34%	22.67% – 35.44%	109.99%	102.39%
Dividend yield	—	—	—	—
Life of options (in years)	10	10	10	10
Fair value of underlying ordinary shares	830.20	689.40	81.59	0.65

Schedule of Options Activities	A summary of options activities during the six months ended June 30, 2023 is presented below:
	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2021	298,293	0.004	812.60	7.84	26,237
Granted	15,000	0.004	81.59
Exercised	(17,279)	0.004	677.45
Forfeited	(840)	0.004	830.26
Options outstanding at December 31, 2022	295,174	0.004	783.36	6.93	3,028
Granted	450,000	0.004	4.52
Exercised	(200,000)	0.004	4.52
Forfeited	(1,715)	0.004	830.26
Options outstanding at June 30, 2023	543,459	0.004	424.93	8.02	2,170
Options vested and expected to vest as of June 30, 2023	543,459	0.004	424.93	8.02	2,170
Options exercisable as of June 30, 2023	457,635	0.004	349.62	8.35	1,848

Schedule of the Fair Values of the Options Granted	The fair values of the options granted for the six months ended June 30, 2023 are as follows:
For the six months ended June 30, 2023
RMB
(Unaudited)
Weighted average grant date fair value of option per share	4.52
Aggregate grant date fair value of options*	2,037
*	In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB575,788 was replaced by RMB275,402. The aggregated grant date fair value of options granted in 2020 was RMB98,430.

Schedule of Share-Based Compensation Expense	Total share-based compensation expense of the above mentioned incentive plan for the six months ended June 30, 2022 and 2023 were as follows:
	For the six months ended June 30,
	2022	2023
	(Unaudited)	(Unaudited)
Cost of revenue	6,438	462
Selling and marketing	3,420	786
General and administrative	12,738	3,706
Total share-based compensation expense	22,596	4,954

Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Significant Unobservable Inputs that are Classified as Level 3 in the Fair Value Hierarchy	The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. Assumptions used to estimate the fair values of the share options granted or modified were as follows:
For the years ended December 31, 2020
RMB
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)	163.40